Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating revenues
Service	$ 3,913,001	$ 3,927,128	$ 3,939,695
Equipment sales	264,680	286,752	302,859
Total operating revenues	4,177,681	4,213,880	4,242,554
Operating expenses
System operations (excluding Depreciation, amortization and accretion reported below)	854,931	802,854	783,066
Cost of equipment sold	742,981	742,993	743,406
Selling, general and administrative (including charges from affiliates of $107.5 million, $114.8 million and $113.3 million in 2010, 2009 and 2008)	1,796,624	1,747,404	1,706,585
Depreciation, amortization and accretion	570,955	564,935	572,649
Loss on impairment of intangible assets		14,000	386,653
Loss on asset disposals, net	10,717	16,169	17,413
Total operating expenses	3,976,208	3,888,355	4,209,772
Operating income	201,473	325,525	32,782
Investment and other income (expense)
Equity in earnings of unconsolidated entities	97,318	96,800	91,981
Interest and dividend income	3,808	3,597	5,730
Gain on disposition of investments			16,628
Interest expense	(61,555)	(78,199)	(78,535)
Other, net	72	1,442	1,269
Total investment and other income (expense)	39,643	23,640	37,073
Income before income taxes	241,116	349,165	69,855
Income tax expense	81,958	117,850	9,067
Net income	159,158	231,315	60,788
Less: Net income attributable to noncontrolling interests, net of tax	(23,084)	(21,768)	(25,083)
Net income attributable to U.S. Cellular shareholders	$ 136,074	$ 209,547	$ 35,705
Basic weighted average shares outstanding	86,128	86,946	87,457
Basic earnings per share attributable to U.S. Cellular shareholders	$ 1.58	$ 2.41	$ 0.41
Diluted weighted average shares outstanding	86,518	87,168	87,754
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 1.57	$ 2.40	$ 0.41